Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Payments for Sublease	Future minimum payments pursuant to the Sublease are as follows:

Year Ending December 31:
2016	180,004
2017	247,611
2018	190,337

Total minimum lease payments	$617,952